INVESTMENTS IN SUBSIDIARIES - Equity interest held by NCIs (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
LLP "KaR-Tel"
Investments in subsidiaries
Equity interest held by NCIs (in percentage)	25.00%	25.00%
LLC "Sky Mobile"
Investments in subsidiaries
Equity interest held by NCIs (in percentage)	49.80%	49.80%
Global Telecom Holding S.A.E
Investments in subsidiaries
Equity interest held by NCIs (in percentage)	42.30%	48.10%
Omnium Telecom Algerie S.p.A
Investments in subsidiaries
Equity interest held by NCIs (in percentage)	73.70%	76.30%
Algeria | Omnium Telecom Algerie S.p.A
Investments in subsidiaries
Equity interest held by NCIs (in percentage)		54.40%